Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Refurbish customer tablets		$ 241	$ 1,357	$ 899	$ 1,974
Accrued liabilities	$ 724	$ 194		$ 194
Repair and replacement expenses			$ 28		$ 463
Damages related to the company’s loss	$ 11,304